GOODWILL (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015
Goodwill	$ 299,708	$ 299,708	$ 275,262
Accumulated goodwill impairment losses		0
Foodservice
Goodwill	188,408	188,408	187,136
Accumulated goodwill impairment losses	0	0
Retail
Goodwill	57,698	57,698	46,236
Accumulated goodwill impairment losses	0	0
Convenience
Goodwill	53,602	53,602	$ 41,890
Accumulated goodwill impairment losses	0	0
Industrial
Goodwill	$ 0	$ 0